Financial instruments	6 Months Ended
Jun. 30, 2011
Financial instruments
Financial instruments
Note 26 Financial instruments
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and varying degrees of judgment, depending on liquidity, concentration, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, most mortgage-related and CDO securities, certain equity derivatives and equity-linked securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high-grade bonds, and life insurance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2Q11 the Group adopted a change in estimate relating to the use of OIS interest rate yield curves, instead of other reference rates such as LIBOR, in determining the fair value of certain collateralized derivatives, resulting in a loss of CHF 115 million in Investment Banking fixed income sales and trading revenue.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Likewise, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis
end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	336	0	0		336

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	116,274	1,066	0		117,340

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Securities received as collateral	28,255	3,802	0	0		32,057

Debt	80,644	65,032	9,382	0		155,058

of which foreign governments	61,777	10,320	312	0		72,409

of which corporates	544	36,607	3,836	0		40,987

of which RMBS	17,847	8,869	2,597	0		29,313

of which CMBS	0	3,245	1,440	0		4,685

of which CDO	0	5,933	699	0		6,632

Equity	77,370	11,093	614	0		89,077

Derivatives	9,071	566,241	8,028	(543,027)		40,313

of which interest rate products	1,417	403,999	1,514	–		–

of which foreign exchange products	1	78,851	1,084	–		–

of which equity/index-related products	6,096	26,728	2,293	–		–

of which credit derivatives	0	41,945	2,390	–		–

Other	7,185	8,971	2,022	0		18,178

Trading assets	174,270	651,337	20,046	(543,027)		302,626

Debt	3,934	1,268	108	0		5,310

of which foreign governments	3,666	63	17	0		3,746

of which corporates	0	820	46	0		866

of which CDO	0	384	45	0		429

Equity	10	84	0	0		94

Investment securities	3,944	1,352	108	0		5,404

Private equity	0	0	4,282	0		4,282

of which equity funds	0	0	3,237	0		3,237

Hedge funds	0	294	222	0		516

of which debt funds	0	143	144	0		287

Other equity investments	709	67	3,894	0		4,670

of which private	0	18	3,887	0		3,905

Life finance instruments	0	0	1,679	0		1,679

Other investments	709	361	10,077	0		11,147

Loans	0	13,388	5,803	0		19,191

of which commercial and industrial loans	0	6,805	3,349	0		10,154

of which financial institutions	0	5,860	2,447	0		8,307

Other intangible assets (mortgage servicing rights)	0	0	50	0		50

Other assets	5,978	24,299	7,747	(137)		37,887

of which loans held-for-sale	0	15,155	7,275	0		22,430

Total assets at fair value	213,156	811,149	44,897	(543,164)		526,038

Less other investments - equity at fair value attributable to noncontrolling interests	(611)	(118)	(5,047)	0		(5,776)

Less assets consolidated under ASU 2009-17 [2]	0	(11,675)	(5,214)	0		(16,889)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	212,545	799,356	34,636	(543,164)		503,373

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,477	0	0		3,477

Customer deposits	0	3,675	0	0		3,675

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	109,282	0	0		109,282

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Obligations to return securities received as collateral	28,255	3,802	0	0		32,057

Debt	38,600	12,505	16	0		51,121

of which foreign governments	38,066	1,102	1	0		39,169

of which corporates	0	10,421	15	0		10,436

Equity	22,197	748	8	0		22,953

Derivatives	8,449	574,117	8,468	(544,656)		46,378

of which interest rate products	1,224	399,882	991	–		–

of which foreign exchange products	1	89,321	2,965	–		–

of which equity/index-related products	5,611	30,255	2,756	–		–

of which credit derivatives	0	40,600	1,250	–		–

Trading liabilities	69,246	587,370	8,492	(544,656)		120,452

Short-term borrowings	0	3,823	223	0		4,046

Long-term debt	427	63,785	12,632	0		76,844

of which treasury debt over two years	0	16,860	0	0		16,860

of which structured notes over two years	0	20,496	7,994	0		28,490

of which non-recourse liabilities	427	13,023	4,204	0		17,654

Other liabilities	0	26,313	3,705	(341)		29,677

of which failed sales	0	3,723	2,085	0		5,808

Total liabilities at fair value	97,928	801,527	25,052	(544,997)		379,510

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligations to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate products	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Transfers between level 1 and level 2 during 6M11 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/liabilities at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

						Trading revenues			Other revenues

6M10	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	0		0		(1)	0		0	70	1,583

Debt	11,980	1,463	(1,540)	(2,605)		88		618	0		(1)	593	10,596

of which corporates	4,816	481	(359)	(1,183)		52		(98)	0		(1)	268	3,976

of which RMBS	3,626	548	(731)	(1,229)		22		407	0		0	166	2,809

of which CMBS	2,461	117	(135)	(669)		12		(37)	0		0	122	1,871

of which CDO	559	307	(304)	237		2		398	0		0	12	1,211

Equity	488	34	(90)	115		1		18	0		0	19	585

Derivatives	11,192	874	(1,151)	(1,002)		41		182	0		0	511	10,647

of which interest rate products	1,529	173	(150)	296		52		169	0		0	67	2,136

of which equity/index-related products	3,298	152	(282)	(724)		63		565	0		0	151	3,223

of which credit derivatives	4,339	489	(582)	(377)		(70)		(876)	0		0	200	3,123

Other	2,310	370	(601)	74		(1)		52	0		0	105	2,309

Trading assets	25,970	2,741	(3,382)	(3,418)		129		870	0		(1)	1,228	24,137

Investment securities	86	0	0	356		0		4	0		0	(3)	443

Equity	12,205	143	(350)	(266)		0		3	29		180	489	12,433

Life finance instruments	2,048	0	0	(38)		0		130	0		0	94	2,234

Other investments	14,253	143	(350)	(304)		0		133	29		180	583	14,667

Loans	11,079	835	(312)	155		7		(42)	0		9	481	12,212

of which commercial and industrial loans	8,346	251	(113)	(1,537)		3		(275)	0		9	366	7,050

of which financial institutions	2,454	180	(95)	1,598		4		231	0		0	103	4,475

Other intangible assets	30	0	0	87		0		0	0		(28)	1	90

Other assets	6,744	1,484	(1,309)	7,772		31		899	0		18	273	15,912

of which loans held-for-sale	6,220	1,457	(1,287)	7,857		31		931	0		21	250	15,480

Total assets at fair value	59,676	5,203	(5,353)	4,648		167		1,863	29		178	2,633	69,044

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	(217)		0		0	0		0	11	0

Trading liabilities	11,951	909	(1,498)	(2,359)		234		(529)	0		0	557	9,265

of which interest rate derivatives	1,786	128	(142)	(210)		(16)		274	0		0	81	1,901

of which foreign exchange derivatives	2,936	59	(15)	(1,126)		(1)		(84)	0		0	140	1,909

of which equity/index-related derivatives	3,635	253	(468)	(478)		185		(363)	0		0	170	2,934

of which credit derivatives	1,996	444	(567)	(351)		36		(540)	0		0	96	1,114

Short-term borrowings	164	12	(14)	160		0		(40)	0		0	6	288

Long-term debt	16,646	1,532	(2,156)	6,513		(256)		799	0		0	753	23,831

of which structured notes over two years	14,781	1,086	(1,996)	(1,231)		(126)		(756)	0		0	690	12,448

of which non-recourse liabilities	0	350	(16)	8,928		(126)		1,558	0		0	(29)	10,665

Other liabilities	3,995	145	(67)	508		(4)		(403)	0		46	174	4,394

of which failed sales	1,932	106	(28)	668		(4)		(373)	0		0	86	2,387

Total liabilities at fair value	32,962	2,598	(3,735)	4,605		(26)		(173)	0		46	1,501	37,778

Net assets/liabilities at fair value	26,714	2,605	(1,618)	43		193		2,036	29		132	1,132	31,266

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M11				6M10

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	163	826	989	[1]	2,229	161	2,390	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,139)	801	(1,338)		1,897	50	1,947

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2Q11 were CHF 3,433 million, primarily from trading assets, loans held-for sale and loans. The transfers were related to trading and SPE consolidated positions within the emerging markets, RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q11 were CHF 4,808 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RBMS (including non-agency) and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information.

Transfers into level 3 assets during 6M11 were CHF 6,953 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M11 were CHF 8,707 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments business due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes
end of	2Q11	4Q10

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.6	0.6

of which level 2	0.0	0.1

of which level 3	0.6	0.5

Qualitative disclosures of valuation techniques
Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, foreign exchange commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include Single Premium Immediate Annuity, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in nonmarketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines, on the corporate lending portfolio, are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	2Q11			4Q10

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	82	168	(86)	105	187	(82)

Non-interest-earning loans	479	2,595	(2,116)	653	2,087	(1,434)

Financial instruments (CHF million)

Interest-bearing deposits with banks	336	337	(1)	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340	116,831	509	136,906	135,939	967

Loans	19,191	19,345	(154)	18,552	18,677	(125)

Other assets [1]	23,661	33,844	(10,183)	25,078	36,195	(11,117)

Due to banks and customer deposits	(720)	(732)	12	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,282)	(109,202)	(80)	(123,697)	(123,562)	(135)

Short-term borrowings	(4,046)	(4,017)	(29)	(3,308)	(3,262)	(46)

Long-term debt	(76,844)	(82,539)	5,695	(83,692)	(90,271)	6,579

Other liabilities	(5,808)	(6,674)	866	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	6M11		6M10

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		10	[1]

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	713	[1]	998	[1]

Other trading assets	(5)	[2]	68	[2]

Other investments	88	[2]	(176)	[3]

of which related to credit risk	(2)		(18)

Loans	1,012	[2]	(513)	[2]

of which related to credit risk	134		453

Other assets	2,110	[2]	1,755	[1]

of which related to credit risk	269		(50)

Due to banks and customer deposits	(12)	[1]	(12)	[2]

of which related to credit risk	8		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(81)	[1]	30	[2]

Short-term borrowings	(141)	[2]	109	[2]

Long-term debt	(4,223)	[2]	1,954	[2]

of which related to credit risk [4]	(301)		1,086

Other liabilities	(738)	[2]	46	[3]

of which related to credit risk	(260)		(34)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (255) million and CHF 961 million in 6M11 and 6M10, respectively.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	46		9		55	0

Equity funds	26		5,640	[1]	5,666	0

Equity funds sold short	0		(156)		(156)	0

Total funds held in trading assets and liabilities	72		5,493		5,565	0

Debt funds	38		249		287	195

Equity funds	5		89		94	0

Others	7		128		135	0

Hedge funds	50		466	[2]	516	195

Debt funds	11		0		11	17

Equity funds	3,234		0		3,234	850

Real estate funds	283		0		283	199

Others	754		0		754	212

Private equities	4,282		0		4,282	1,278

Equity method investments	367		0		367	0

Total funds held in other investments	4,699		466		5,165	1,473

Total fair value	4,771	[3]	5,959	[4]	10,730	1,473	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 30 days and 17% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on demand with a notice period primarily of less than 30 days and 15% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 2,218 million attributable to noncontrolling interests. 4 Includes CHF 83 million attributable to noncontrolling interests. 5 Includes CHF 521 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 4Q10	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements, excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments
	2Q11		4Q10

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	200,091	220,443	220,443

Securities received as collateral	32,057	32,057	42,147	42,147

Trading assets	302,626	302,626	324,704	324,704

Investment securities	5,550	5,550	8,397	8,397

Loans	220,030	222,969	218,842	221,937

Other financial assets [1]	191,961	192,003	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	328,442	328,439	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	142,245	168,394	168,394

Obligation to return securities received as collateral	32,057	32,057	42,147	42,147

Trading liabilities	120,452	120,452	133,997	133,997

Short-term borrowings	20,373	20,373	21,683	21,683

Long-term debt	164,159	163,643	173,752	172,698

Other financial liabilities [2]	128,535	128,535	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.